CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2025
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2023, 2024 and 2025	10,739,285	$312.9